Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes investment income for the twelve months ended December 31, 2021, 2020 and 2019:

	For the Twelve Months Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	($ in millions)
Fixed income securities — Available for sale	$87.2	$106.5	$128.2
Fixed income securities — Trading	30.2	32.8	42.0
Short-term investments — Available for sale	0.1	0.8	2.3
Short-term investments — Trading	—	0.5	2.5
Fixed term deposits (included in cash and cash equivalents)	0.7	6.4	19.5
Catastrophe bonds — Trading	0.9	1.4	2.3
Privately-held investments — Trading	18.2	20.9	3.4
Other investments, at fair value (1)	21.9	(2.0)	8.9
Total	159.2	167.3	209.1
Investment expenses	(11.7)	(12.7)	(11.8)
Net investment income	$147.5	$154.6	$197.3
_____________(1) Other investments represents the Company’s investments in real estate funds. The movement in the year represents the change in fair value of the investment and has been included as part of our investment income.
Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2021, 2020 and 2019:

	For the Twelve Months Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$22.7	$68.8	$14.4
Fixed income securities — gross realized (losses)	(3.6)	(1.8)	(7.3)
Cash and cash equivalents — gross realized gains	2.0	0.5	0.1
Cash and cash equivalents — gross realized (losses)	(0.8)	(0.4)	(0.2)
Net change in expected credit gains	(2.5)	0.4	—
Trading:
Fixed income securities — gross realized gains	12.2	18.2	34.3
Fixed income securities — gross realized (losses)	(2.0)	(3.8)	(2.6)
Cash and cash equivalents — gross realized gains	0.1	0.2	—
Cash and cash equivalents — gross realized (losses)	(0.3)	(0.3)	(0.3)
Privately-held investments — gross realized gains	0.6	—	0.2
Privately-held investments — gross realized (losses)	(13.8)	—	(0.2)
Privately-held investments — net unrealized gains/(losses)	18.1	(20.4)	—
Catastrophe bonds — net unrealized (losses)/gains	(0.8)	—	0.9
Net unrealized (losses)/gains	(23.4)	—	47.2

Investments — equity method:
Gross realized and unrealized gain (loss) in MVI	0.1	(0.4)	(0.1)
Gross unrealized gain in Multi-Line Reinsurer	0.2	—	—
Gross realized and unrealized (loss) gain in Digital Risk	—	(0.3)	(0.2)
Gross realized gain on sale of Bene	—	1.8	—
Gross realized gain on sale of Crop Re	—	8.6	—
Total net realized and unrealized investment gains recorded in the statement of operations	$8.8	$71.1	$86.2

Change in available for sale net unrealized (losses)/gains:
Fixed income securities	(157.6)	108.5	164.9
Income tax expense	(0.3)	(0.5)	(13.6)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	$(157.9)	$108.0	$151.3

Cost or Amortized Cost, Unrealized and Realized Gains and Losses and Estimated Fair Value of Available for Sale Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,066.2	$24.0	$(5.9)	$—	$1,084.3
U.S. agency	20.7	0.8	—	—	21.5
Municipal	81.2	2.0	(0.5)	(0.1)	82.6
Corporate	2,176.1	47.5	(13.0)	(2.3)	2,208.3
Non-U.S. government-backed corporate	138.5	0.2	(1.9)	—	136.8
Non-U.S. government	250.8	1.4	(1.2)	(0.3)	250.7
Asset-backed	0.5	—	—	—	0.5
Non-agency commercial mortgage-backed	6.6	0.3	—	—	6.9
Agency mortgage-backed	1,082.9	19.1	(12.0)	—	1,090.0
Total fixed income securities — Available for sale	4,823.5	95.3	(34.5)	(2.7)	4,881.6
Total short-term investments — Available for sale	10.1	—	—	—	10.1
Total	$4,833.6	$95.3	$(34.5)	$(2.7)	$4,891.7

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,041.3	$60.5	$(0.6)	$—	$1,101.2
U.S. agency	32.8	1.5	—	—	34.3
Municipal	61.6	5.5	—	—	67.1
Corporate	1,714.5	112.0	(0.1)	(0.2)	1,826.2
Non-U.S. government-backed corporate	62.7	0.7	—	—	63.4
Non-U.S. government	268.8	4.3	—	—	273.1
Asset-backed	2.3	—	—	—	2.3
Non-agency commercial mortgage-backed	6.7	0.7	—	—	7.4
Agency mortgage-backed	936.0	37.2	(0.1)	—	973.1
Total fixed income securities — Available for sale	4,126.7	222.4	(0.8)	(0.2)	4,348.1
Total short-term investments — Available for sale	88.0	—	(0.2)	—	87.8
Total	$4,214.7	$222.4	$(1.0)	$(0.2)	$4,435.9

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$115.9	$0.6	$(0.2)	$116.3
Municipal	3.9	0.1	—	4.0
Corporate	95.7	1.9	(0.8)	96.8
High yield loans	77.2	0.1	(0.4)	76.9
Non-U.S. government-backed corporate	13.3	—	(0.2)	13.1
Non-U.S. government	34.9	—	(0.4)	34.5
Asset-backed	784.3	3.3	(1.9)	785.7
Agency mortgage-backed	30.3	0.2	(0.3)	30.2
Total fixed income securities — Trading	1,155.5	6.2	(4.2)	1,157.5
Short-term investments — Trading	2.0	—	—	2.0
Catastrophe bonds — Trading	5.3	—	(1.9)	3.4
Privately-held investments — Trading
Commercial mortgage loans	$212.0	$0.4	$(0.9)	$211.5
Middle market loans	66.9	—	(1.5)	65.4
Asset-backed securities	26.8	—	(0.2)	26.6
Equity securities	3.5	0.1	—	3.6
Total privately-held investments — Trading	309.2	0.5	(2.6)	307.1
Total Investments — Trading	$1,472.0	$6.7	$(8.7)	$1,470.0

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$117.9	$2.7	$(0.1)	$120.5
Municipal	3.2	0.3	—	3.5
Corporate	94.4	9.1	—	103.5
High yield loans	10.0	—	(0.2)	9.8
Non-U.S. government	41.5	0.1	—	41.6
Asset-backed	541.7	3.1	(5.7)	539.1
Agency mortgage-backed	36.1	1.5	—	37.6
Total fixed income securities — Trading	844.8	16.8	(6.0)	855.6
Short-term investments — Trading	35.4	—	—	35.4
Catastrophe bonds — Trading	18.8	—	—	18.8
Privately-held investments — Trading
Commercial mortgage loans	178.6	0.1	(15.1)	163.6
Middle market loans	117.4	0.2	(5.5)	112.1
Asset-backed securities	18.7	—	(0.1)	18.6
Equity securities	5.0	—	—	5.0
Total privately-held investments — Trading	319.7	0.3	(20.7)	299.3
Total Investments — Trading	$1,218.7	$17.1	$(26.7)	$1,209.1

Schedule of Commercial Mortgage and Middle Market Loans	The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021		As at December 31, 2020
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	101.6	48.1	80.7	49.3
Hotels	68.8	32.5	20.4	12.5
Office building	33.9	16.0	33.9	20.7
Other commercial	7.2	3.4	28.6	17.5
Total commercial mortgage loans	$211.5	100%	163.6	100%

Geographic Region
U.S.	183.7	86.9	122.7	75.0
International	27.8	13.1	40.9	25.0
Total commercial mortgage loans	$211.5	100%	163.6	100%

The following table presents the type of middle market loans and geographic region as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021		As at December 31, 2020
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	20.9	32.0	28.0	24.9
Financials	6.1	9.3	27.1	24.2
Industrials	18.7	28.5	17.3	15.5
Consumer discretionary	4.3	6.6	13.7	12.2
Health care	—	—	7.5	6.7
Energy	5.6	8.6	7.3	6.5
Consumer staples	4.9	7.5	6.4	5.7
Information technology	4.9	7.5	4.8	4.3
Total middle market mortgage loans	$65.4	100%	$112.1	100%

Geographic Region
U.S.	56.2	85.9	91.8	81.9
International	9.2	14.1	20.3	18.1
Total middle market loans	$65.4	100%	$112.1	100%

Credit Quality Indicators of Commercial Mortgage and Middle Market Loans	A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021	As at December 31, 2020
	(in millions)
Less than 50%	$—	$14.9
50% to 60%	131.2	39.3
61% to 70%	80.3	99.5
71% to 80%	—	9.9
Commercial mortgage loans	$211.5	$163.6
The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021	As at December 31, 2020
	(in millions)
Less than 50%	$11.0	$59.8
50% to 60%	9.2	11.0
61% to 70%	15.8	6.4
71% to 80%	5.6	—
81% to 100%	12.0	17.2
Greater than 100%	11.8	17.7
Middle market loans	$65.4	$112.1

Debt Service and Fixed Charge Coverage Ratios	The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021	As at December 31, 2020
	(in millions)
Greater than 1.20x	$66.3	$82.2
1.00 - 1.20x	62.4	14.9
Less than 1.00x	18.8	—
Commercial mortgage loans (1)	$147.5	$97.1
_______________
(1)    As at December 31, 2021, we have non-performing loans of $Nil (December 31, 2020 — $0.7 million) and construction loans of $64.0 million (December 31, 2020 — $65.8 million) which only generate income when the construction is completed. As no income is currently being generated on these loans, they are not included in the table above. The total value of commercial mortgage loans are $211.5 million as at December 31, 2021, (December 31, 2020 — $163.6 million).
The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2021 and December 31, 2020

	As at December 31, 2021	As at December 31, 2020
	(in millions)
Greater than 1.20x	$25.8	$73.6
1.00 - 1.20x	22.8	—
Less than 1.00x	16.8	38.5
Middle market loans	$65.4	$112.1

Other Investments
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer, Bene, Digital Re and Crop Re for the twelve months ended December 31, 2021 and 2020:

	MVI	Multi-Line Reinsurer	Bene	Digital Re	Crop Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2021	$—	$0.5	$—	$0.4	$—	$0.9
Investment in the period	0.4	2.5	—	0.3	—	3.2
Distribution received	—	—	—	(0.5)	—	(0.5)
Unrealized gain for the twelve months to December 31, 2021	0.1	0.2	—	—	—	0.3
Closing value of investment as at December 31, 2021	0.5	3.2	—	0.2	—	3.9

Opening undistributed value of investment as at January 1, 2020	$0.4	$—	$4.3	$0.7	$62.5	$67.9
Investment in the period	—	0.5	—	—	—	0.5
Unrealized (loss) for the twelve months to December 31, 2020	(0.4)	—	—	(0.3)	—	(0.7)
Gain on disposal	—	—	1.8	—	8.6	10.4
Proceeds from disposal	—	—	(6.1)	—	(71.1)	(77.2)
Closing value of investments at December 31, 2020	$—	$0.5	$—	$0.4	$—	$0.9

Summary of Fixed Maturities	The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2021 and December 31, 2020 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2021
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$545.1	$549.0	AA-
Due after one year through five years	2,057.2	2,087.5	AA-
Due after five years through ten years	1,090.5	1,106.3	A+
Due after ten years	40.7	41.4	A-
Total — Government and corporate	3,733.5	3,784.2
Non-agency commercial mortgage-backed	6.6	6.9	AA+
Agency mortgage-backed	1,082.9	1,090.0	AA+
Asset-backed	0.5	0.5	AAA
Total fixed income securities — Available for sale	$4,823.5	$4,881.6

	At December 31, 2020
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$498.6	$501.3	AA
Due after one year through five years	1,833.6	1,925.9	AA-
Due after five years through ten years	741.9	806.5	AA-
Due after ten years	107.6	131.6	AA-
Total — Government and corporate	3,181.7	3,365.3
Non-agency commercial mortgage-backed	6.7	7.4	AA+
Agency mortgage-backed	936.0	973.1	AA+
Asset-backed	2.3	2.3	AAA
Total fixed income securities — Available for sale	$4,126.7	$4,348.1

Aggregate Fair Value and Gross Unrealized Loss by Type of Security	The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2021 and December 31, 2020:

	December 31, 2021
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$309.1	$(4.0)	$29.3	$(1.9)	$338.4	$(5.9)	51
U.S. agency	6.1	—	—	—	6.1	—	5
Municipal	29.7	(0.5)	—	—	29.7	(0.5)	20
Corporate	804.6	(11.7)	23.6	(1.3)	828.2	(13.0)	400
Non-U.S. government-backed corporate	114.4	(1.9)	—	—	114.4	(1.9)	10
Non-U.S. government	181.8	(1.2)	3.1	—	184.9	(1.2)	35
Agency mortgage-backed	564.5	(11.6)	16.0	(0.4)	580.5	(12.0)	116
Total fixed income securities — Available for sale	2,010.2	(30.9)	72.0	(3.6)	2,082.2	(34.5)	637
Total short-term investments — Available for sale	4.4	—	—	—	4.4	—	7
Total	$2,014.6	$(30.9)	$72.0	$(3.6)	$2,086.6	$(34.5)	644

	December 31, 2020
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$58.7	$(0.6)	$—	$—	$58.7	$(0.6)	10
Corporate	39.6	(0.1)	—	—	39.6	(0.1)	16
Non-U.S. government	7.5	—	—	—	7.5	—	4
Agency mortgage-backed	33.3	(0.1)	2.1	—	35.4	(0.1)	19
Total fixed income securities — Available for sale	139.1	(0.8)	2.1	—	141.2	(0.8)	49
Total short-term investments — Available for sale	8.7	—	—	(0.2)	8.7	(0.2)	15
Total	$147.8	$(0.8)	$2.1	$(0.2)	$149.9	$(1.0)	64